Financial Instruments - Summary of Foreign Exchange Risk Factor (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ 1,946.0	$ 4,556.8
Liabilities	684.9	$ 5,346.7
BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	39.7
Liabilities	(34.3)
Net impact	$ 74.0
Exchange rate considered	4,030,700
BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (43.1)
BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	8.8
BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	128.7
BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(89.0)
-50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	19.8
Liabilities	(17.1)
Net impact	$ 2.7
Exchange rate considered	2,020,000
-50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (21.5)
-50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	4.4
-50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	64.2
-50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(44.4)
-25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	9.9
Liabilities	(8.5)
Net impact	$ 1.4
Exchange rate considered	3,030,000
-25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ (10.7)
-25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	2.2
-25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	32.0
-25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(22.1)
Probable scenario [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(0.1)
Liabilities	$ 0.1
Exchange rate considered	4,040,000
Probable scenario [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 0.1
Probable scenario [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(0.3)
Probable scenario [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	0.2
+25% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(10.0)
Liabilities	8.7
Net impact	$ (1.3)
Exchange rate considered	5,050,000
+25% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 10.9
+25% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(2.2)
+25% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(32.5)
+25% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	22.5
+50% [member] | BRL [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(20.1)
Liabilities	17.3
Net impact	$ (2.8)
Exchange rate considered	6,060,000
+50% [member] | BRL [member] | Loans And Financing [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	$ 21.7
+50% [member] | BRL [member] | Other Liabilities [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Liabilities	(4.4)
+50% [member] | BRL [member] | Cash and cash equivalents and financial [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	(64.9)
+50% [member] | BRL [member] | Other financial asset [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Assets	$ 44.8